FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES (Details Narrative) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
IfrsStatementLineItems [Line Items]
Trade receivables	$ 17,410	$ 26,530	¥ 109,737	¥ 175,569
Contract assets	$ 17,410		120,090	¥ 182,998
Debt to capital ratio	30.24%	30.31%
Largest Customer [Member]
IfrsStatementLineItems [Line Items]
Due from related party	$ 19,561		127,415
Five Customer [Member]
IfrsStatementLineItems [Line Items]
Due from related party	$ 19,561		¥ 134,930